Inventories (Narrative) (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)
Inventory Write-down	¥ 32,105	$ 4,814	¥ 14,086